Share-Based Payments - Reconciliation of Outstanding Share Based Payments (Details)	12 Months Ended
	Jun. 30, 2018 USD ($) shares	Jun. 30, 2018 AUD ($) shares	Dec. 31, 2017 USD ($)	Jun. 30, 2017 USD ($) shares	Jun. 30, 2017 AUD ($) shares	Jun. 30, 2016 USD ($) shares	Jun. 30, 2016 AUD ($) shares	Jun. 30, 2015 USD ($) shares
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	In accordance with the Company’s policy, options and loan funded shares are typically issued in three equal tranches. For issues granted prior to July 1, 2015 the length of time from grant date to expiry date was typically 5 years. Grants since July 1, 2015, are issued with a seven year term.	In accordance with the Company’s policy, options and loan funded shares are typically issued in three equal tranches. For issues granted prior to July 1, 2015 the length of time from grant date to expiry date was typically 5 years. Grants since July 1, 2015, are issued with a seven year term.
Exercise Price | $	$ 0.02
Opening Balance	25,100,246	25,100,246		25,414,490	25,414,490	21,869,078	21,869,078
Granted No. (during the year)	6,360,000	6,360,000		7,145,000	7,145,000	11,880,000	11,880,000
Exercised No. (during the year)	(289,245)	(289,245)		(272,579)	(272,579)	(422,903)	(422,903)
Lapsed/Cancelled No. (during the year)	(4,841,667)	(4,841,667)		(7,186,665)	(7,186,665)	(7,911,685)	(7,911,685)
Closing Balance	26,329,334	26,329,334		25,100,246	25,100,246	25,414,490	25,414,490	21,869,078
Vested and exercisable No (end of year)	14,339,320			12,165,245		10,574,500
Weighted average share purchase price, Granted No. (during the year) | $		$ 0.61			$ 1.46		$ 1.07
AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Weighted average share purchase price, Opening balance | $	$ 2.68		$ 3.35	$ 3.35		$ 4.39		$ 5.49
Weighted average share purchase price, Granted No. (during the year) | $	1.74			1.32		3.32
Weighted average share purchase price, Exercised No. (during the year) | $	0.52			0.72		0.88
Weighted average share purchase price, Lapsed/Cancelled No. (during the year) | $	4.97			5.10		5.93
Weighted average share purchase price, Vested and exercisable No (end of year) | $	$ 3.39			$ 4.36		$ 5.38
Series INC | USD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	7/12/2010	7/12/2010		7/12/2010	7/12/2010	7/12/2010	7/12/2010
Expiry Date	26/10/2018	26/10/2018		26/10/2018	26/10/2018	26/10/2018	26/10/2018
Exercise Price | $	$ 0.305			$ 0.305		$ 0.305
Opening Balance	154,064	154,064		154,064	154,064	154,064	154,064
Exercised No. (during the year)	(127,956)	(127,956)
Closing Balance	26,108	26,108		154,064	154,064	154,064	154,064	154,064
Vested and exercisable No (end of year)	26,108			154,064		154,064
Series INC | USD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	7/12/2010	7/12/2010		7/12/2010	7/12/2010	7/12/2010	7/12/2010
Expiry Date	26/10/2019	26/10/2019		26/10/2019	26/10/2019	26/10/2019	26/10/2019
Exercise Price | $	$ 0.340			$ 0.340		$ 0.340
Opening Balance	447,848	447,848		447,848	447,848	447,848	447,848
Exercised No. (during the year)	(127,956)	(127,956)
Closing Balance	319,892	319,892		447,848	447,848	447,848	447,848	447,848
Vested and exercisable No (end of year)	319,892			447,848		447,848
Series 17/LF3 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	9/07/2012	9/07/2012		9/07/2012	9/07/2012	9/07/2012	9/07/2012
Expiry Date	8/07/2018	8/07/2018		8/07/2018	8/07/2018	8/07/2018	8/07/2018
Exercise Price | $	$ 6.67			$ 6.69		$ 6.69
Opening Balance	150,000	150,000		250,000	250,000	250,000	250,000
Lapsed/Cancelled No. (during the year)				(100,000)	(100,000)
Closing Balance	150,000	150,000		150,000	150,000	250,000	250,000	250,000
Vested and exercisable No (end of year)	150,000			150,000		250,000
Series 19/LF5 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25/01/2013-29/01/2013	25/01/2013-29/01/2013		25/01/2013-29/01/2013	25/01/2013-29/01/2013	25/01/2013-29/01/2013	25/01/2013-29/01/2013
Expiry Date	24/01/2018-28/01/2018	24/01/2018-28/01/2018		24/01/2018-28/01/2018	24/01/2018-28/01/2018	24/01/2018-28/01/2018	24/01/2018-28/01/2018
Exercise Price | $	$ 6.27			$ 6.29		$ 6.29
Opening Balance	50,000	50,000		100,000	100,000	100,000	100,000
Lapsed/Cancelled No. (during the year)	(50,000)	(50,000)		(50,000)	(50,000)
Closing Balance				50,000	50,000	100,000	100,000	100,000
Vested and exercisable No (end of year)				50,000		100,000
Series 20/LF6 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	24/05/2013	24/05/2013		24/05/2013	24/05/2013	24/05/2013	24/05/2013
Expiry Date	23/05/2018	23/05/2018		23/05/2018	23/05/2018	23/05/2018	23/05/2018
Exercise Price | $	$ 6.34			$ 6.36		$ 6.36
Opening Balance	425,000	425,000		595,000	595,000	865,000	865,000
Lapsed/Cancelled No. (during the year)	(425,000)	(425,000)		(170,000)	(170,000)	(270,000)	(270,000)
Closing Balance				425,000	425,000	595,000	595,000	865,000
Vested and exercisable No (end of year)				425,000		595,000
Series 21/LF7 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	3/09/2013	3/09/2013		3/09/2013	3/09/2013	3/09/2013	3/09/2013
Expiry Date	30/06/2018	30/06/2018		30/06/2018	30/06/2018	30/06/2018	30/06/2018
Exercise Price | $	$ 5.90			$ 5.92		$ 5.92
Opening Balance	1,865,000	1,865,000		2,430,000	2,430,000	2,741,667	2,741,667
Lapsed/Cancelled No. (during the year)	(1,865,000)	(1,865,000)		(565,000)	(565,000)	(311,667)	(311,667)
Closing Balance				1,865,000	1,865,000	2,430,000	2,430,000	2,741,667
Vested and exercisable No (end of year)				1,865,000		1,878,336
Series 22/LF8 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	4/09/2013	4/09/2013		4/09/2013	4/09/2013	4/09/2013	4/09/2013
Expiry Date	27/08/2018	27/08/2018		27/08/2018	27/08/2018	27/08/2018	27/08/2018
Exercise Price | $	$ 6.26			$ 6.28		$ 6.28
Opening Balance	225,000	225,000		225,000	225,000	275,000	275,000
Lapsed/Cancelled No. (during the year)						(50,000)	(50,000)
Closing Balance	225,000	225,000		225,000	225,000	225,000	225,000	275,000
Vested and exercisable No (end of year)	225,000			225,000		150,002
Series 25b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	12/12/2014	12/12/2014		12/12/2014	12/12/2014	12/12/2014	12/12/2014
Expiry Date	31/10/2019	31/10/2019		31/10/2019	31/10/2019	31/10/2019	31/10/2019
Exercise Price | $	$ 4.49			$ 4.51		$ 4.51
Opening Balance	50,000	50,000		50,000	50,000	50,000	50,000
Closing Balance	50,000	50,000		50,000	50,000	50,000	50,000	50,000
Vested and exercisable No (end of year)	50,000			33,334		16,667
Series 27/LF12 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	5/09/2014	5/09/2014		5/09/2014	5/09/2014	5/09/2014	5/09/2014
Expiry Date	30/06/2019	30/06/2019		30/06/2019	30/06/2019	30/06/2019	30/06/2019
Exercise Price | $	$ 4.69			$ 4.71		$ 4.71
Opening Balance	2,070,000	2,070,000		2,865,000	2,865,000	3,380,000	3,380,000
Lapsed/Cancelled No. (during the year)	(25,000)	(25,000)		(795,000)	(795,000)	(515,000)	(515,000)
Closing Balance	2,045,000	2,045,000		2,070,000	2,070,000	2,865,000	2,865,000	3,380,000
Vested and exercisable No (end of year)	2,045,000			1,380,004		961,670
Series 27(iv) | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25/08/2014	25/08/2014		25/08/2014	25/08/2014	25/08/2014	25/08/2014
Expiry Date	24/08/2019	24/08/2019		24/08/2019	24/08/2019	24/08/2019	24/08/2019
Exercise Price | $	$ 4.65			$ 4.67		$ 4.67
Opening Balance	75,000	75,000		75,000	75,000	75,000	75,000
Lapsed/Cancelled No. (during the year)	(75,000)	(75,000)
Closing Balance				75,000	75,000	75,000	75,000	75,000
Vested and exercisable No (end of year)				50,000		25,000
Series 28/LF13 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	9/10/2014	9/10/2014		9/10/2014	9/10/2014	9/10/2014	9/10/2014
Expiry Date	8/10/2019	8/10/2019		8/10/2019	8/10/2019	8/10/2019	8/10/2019
Exercise Price | $	$ 4.52			$ 4.54		$ 4.54
Opening Balance	85,000	85,000		235,000	235,000	235,000	235,000
Lapsed/Cancelled No. (during the year)	(10,000)	(10,000)		(150,000)	(150,000)
Closing Balance	75,000	75,000		85,000	85,000	235,000	235,000	235,000
Vested and exercisable No (end of year)	75,000			56,666		78,333
Series 25a (i&ii) | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	1/01/2014	1/01/2014		1/01/2014	1/01/2014	1/01/2014	1/01/2014
Expiry Date	31/12/2018	31/12/2018		31/12/2018	31/12/2018	31/12/2018	31/12/2018
Exercise Price | $	$ 6.36			$ 6.38		$ 6.38
Opening Balance	650,000	650,000		650,000	650,000	650,000	650,000
Closing Balance	650,000	650,000		650,000	650,000	650,000	650,000	650,000
Vested and exercisable No (end of year)	650,000			650,000		650,000
Series 29 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25/11/2014	25/11/2014		25/11/2014	25/11/2014	25/11/2014	25/11/2014
Expiry Date	24/11/2019	24/11/2019		24/11/2019	24/11/2019	24/11/2019	24/11/2019
Exercise Price | $	$ 4.00			$ 4.02		$ 4.02
Opening Balance	240,000	240,000		240,000	240,000	240,000	240,000
Closing Balance	240,000	240,000		240,000	240,000	240,000	240,000	240,000
Vested and exercisable No (end of year)	240,000			160,002		80,001
Series 30a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25/03/2015	25/03/2015		25/03/2015	25/03/2015	25/03/2015	25/03/2015
Expiry Date	30/06/2018	30/06/2018		30/06/2018	30/06/2018	30/06/2018	30/06/2018
Exercise Price | $	$ 4.98			$ 5.00		$ 5.00
Opening Balance	650,000	650,000		650,000	650,000	650,000	650,000
Lapsed/Cancelled No. (during the year)	(650,000)	(650,000)
Closing Balance				650,000	650,000	650,000	650,000	650,000
Vested and exercisable No (end of year)				650,000		650,000
Series 30b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25/03/2015	25/03/2015		25/03/2015	25/03/2015	25/03/2015	25/03/2015
Expiry Date	25/01/2018	25/01/2018		25/01/2018	25/01/2018	25/01/2018	25/01/2018
Exercise Price | $	$ 4.98			$ 5.00		$ 5.00
Opening Balance	235,000	235,000		235,000	235,000	235,000	235,000
Lapsed/Cancelled No. (during the year)	(235,000)	(235,000)
Closing Balance				235,000	235,000	235,000	235,000	235,000
Vested and exercisable No (end of year)				235,000		235,000
Series 30c | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25/03/2015	25/03/2015		25/03/2015	25/03/2015	25/03/2015	25/03/2015
Expiry Date	20/01/2019	20/01/2019		20/01/2019	20/01/2019	20/01/2019	20/01/2019
Exercise Price | $	$ 4.98			$ 5.00		$ 5.00
Opening Balance	135,000	135,000		135,000	135,000	135,000	135,000
Closing Balance	135,000	135,000		135,000	135,000	135,000	135,000	135,000
Vested and exercisable No (end of year)	135,000			135,000		135,000
Series 30d | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25/03/2015	25/03/2015		25/03/2015	25/03/2015	25/03/2015	25/03/2015
Expiry Date	25/01/2019	25/01/2019		25/01/2019	25/01/2019	25/01/2019	25/01/2019
Exercise Price | $	$ 4.98			$ 5.00		$ 5.00
Opening Balance	300,000	300,000		300,000	300,000	300,000	300,000
Closing Balance	300,000	300,000		300,000	300,000	300,000	300,000	300,000
Vested and exercisable No (end of year)	300,000			300,000		200,000
Series 30e | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25/03/2015	25/03/2015		25/03/2015	25/03/2015	25/03/2015	25/03/2015
Expiry Date	25/01/2018	25/01/2018		25/01/2018	25/01/2018	25/01/2018	25/01/2018
Exercise Price | $	$ 4.98			$ 5.00		$ 5.00
Opening Balance	165,000	165,000		165,000	165,000	165,000	165,000
Lapsed/Cancelled No. (during the year)	(165,000)	(165,000)
Closing Balance				165,000	165,000	165,000	165,000	165,000
Vested and exercisable No (end of year)				165,000		165,000
Series 30f | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25/03/2015	25/03/2015		25/03/2015	25/03/2015	25/03/2015	25/03/2015
Expiry Date	25/01/2019	25/01/2019		25/01/2019	25/01/2019	25/01/2019	25/01/2019
Exercise Price | $	$ 4.98			$ 5.00		$ 5.00
Opening Balance	200,000	200,000		200,000	200,000	200,000	200,000
Closing Balance	200,000	200,000		200,000	200,000	200,000	200,000	200,000
Vested and exercisable No (end of year)	200,000			200,000		200,000
Series 30g | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25/03/2015	25/03/2015		25/03/2015	25/03/2015	25/03/2015	25/03/2015
Expiry Date	23/07/2019	23/07/2019		23/07/2019	23/07/2019	23/07/2019	23/07/2019
Exercise Price | $	$ 4.69			$ 4.71		$ 4.71
Opening Balance	300,000	300,000		300,000	300,000	300,000	300,000
Lapsed/Cancelled No. (during the year)	(300,000)	(300,000)
Closing Balance				300,000	300,000	300,000	300,000	300,000
Vested and exercisable No (end of year)				200,000		100,000
Series 30h | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25/03/2015	25/03/2015		25/03/2015	25/03/2015	25/03/2015	25/03/2015
Expiry Date	30/06/2019	30/06/2019		30/06/2019	30/06/2019	30/06/2019	30/06/2019
Exercise Price | $	$ 4.69			$ 4.71		$ 4.71
Opening Balance	400,000	400,000		400,000	400,000	400,000	400,000
Closing Balance	400,000	400,000		400,000	400,000	400,000	400,000	400,000
Vested and exercisable No (end of year)	400,000			266,668		133,334
Series 30i | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25/03/2015	25/03/2015		25/03/2015	25/03/2015	25/03/2015	25/03/2015
Expiry Date	30/06/2019	30/06/2019		30/06/2019	30/06/2019	30/06/2019	30/06/2019
Exercise Price | $	$ 4.44			$ 4.46		$ 4.46
Opening Balance	600,000	600,000		600,000	600,000	600,000	600,000
Closing Balance	600,000	600,000		600,000	600,000	600,000	600,000	600,000
Vested and exercisable No (end of year)	600,000			600,000		400,000
Series 30j | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	25/03/2015	25/03/2015		25/03/2015	25/03/2015	25/03/2015	25/03/2015
Expiry Date	23/07/2019	23/07/2019		23/07/2019	23/07/2019	23/07/2019	23/07/2019
Exercise Price | $	$ 4.69			$ 4.71		$ 4.71
Opening Balance	150,000	150,000		150,000	150,000	150,000	150,000
Lapsed/Cancelled No. (during the year)	(150,000)	(150,000)
Closing Balance				150,000	150,000	150,000	150,000	150,000
Vested and exercisable No (end of year)				100,000		50,000
Series LF14 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	6/01/2015	6/01/2015		6/01/2015	6/01/2015	6/01/2015	6/01/2015
Expiry Date	16/12/2019	16/12/2019		16/12/2019	16/12/2019	16/12/2019	16/12/2019
Exercise Price | $	$ 4.66			$ 4.66		$ 4.66
Opening Balance	150,000	150,000		150,000	150,000	150,000	150,000
Closing Balance	150,000	150,000		150,000	150,000	150,000	150,000	150,000
Vested and exercisable No (end of year)	150,000			100,000		50,000
Series 31b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	12/05/2015	12/05/2015		12/05/2015	12/05/2015	12/05/2015	12/05/2015
Expiry Date	16/02/2020	16/02/2020		16/02/2020	16/02/2020	16/02/2020	16/02/2020
Exercise Price | $	$ 4.28			$ 4.30		$ 4.30
Opening Balance	200,000	200,000		200,000	200,000	400,000	400,000
Lapsed/Cancelled No. (during the year)						(200,000)	(200,000)
Closing Balance	200,000	200,000		200,000	200,000	200,000	200,000	400,000
Vested and exercisable No (end of year)	200,000			200,000		200,000
Series 32 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	10/07/2015	10/07/2015		10/07/2015	10/07/2015	10/07/2015	10/07/2015
Expiry Date	30/06/2022	30/06/2022		30/06/2022	30/06/2022	30/06/2022	30/06/2022
Exercise Price | $	$ 4.20			$ 4.22		$ 4.22
Opening Balance	2,620,000	2,620,000		3,840,000	3,840,000
Granted No. (during the year)						4,800,000	4,800,000
Lapsed/Cancelled No. (during the year)	(161,666)	(161,666)		(1,220,000)	(1,220,000)	(960,000)	(960,000)
Closing Balance	2,458,334	2,458,334		2,620,000	2,620,000	3,840,000	3,840,000
Vested and exercisable No (end of year)	1,683,336			873,334
Series 33 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	26/08/2015	26/08/2015		26/08/2015	26/08/2015	26/08/2015	26/08/2015
Expiry Date	16/08/2022	16/08/2022		16/08/2022	16/08/2022	16/08/2022	16/08/2022
Exercise Price | $	$ 4.05			$ 4.07		$ 4.07
Opening Balance	91,667	91,667		125,000	125,000
Granted No. (during the year)						125,000	125,000
Lapsed/Cancelled No. (during the year)	(16,667)	(16,667)		(33,333)	(33,333)
Closing Balance	75,000	75,000		91,667	91,667	125,000	125,000
Vested and exercisable No (end of year)	50,000			41,667
Series 34 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	27/04/2016	27/04/2016		27/04/2016	27/04/2016	27/04/2016	27/04/2016
Expiry Date	6/03/2023	6/03/2023		6/03/2023	6/03/2023	6/03/2023	6/03/2023
Exercise Price | $	$ 2.80			$ 2.82		$ 2.82
Opening Balance	3,621,667	3,621,667		5,140,000	5,140,000
Granted No. (during the year)						5,255,000	5,255,000
Exercised No. (during the year)				(16,667)	(16,667)
Lapsed/Cancelled No. (during the year)	(241,667)	(241,667)		(1,501,666)	(1,501,666)	(115,000)	(115,000)
Closing Balance	3,380,000	3,380,000		3,621,667	3,621,667	5,140,000	5,140,000
Vested and exercisable No (end of year)	2,299,982			1,218,324
Series 34a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	27/04/2016	27/04/2016		27/04/2016	27/04/2016	27/04/2016	27/04/2016
Expiry Date	17/04/2023	17/04/2023		17/04/2023	17/04/2023	17/04/2023	17/04/2023
Exercise Price | $	$ 2.74			$ 2.76		$ 2.76
Opening Balance	200,000	200,000		200,000	200,000
Granted No. (during the year)						200,000	200,000
Closing Balance	200,000	200,000		200,000	200,000	200,000	200,000
Vested and exercisable No (end of year)	133,334			66,667
Series 34b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	31/10/2016	31/10/2016		31/10/2016	31/10/2016
Expiry Date	6/03/2023	6/03/2023		6/03/2023	6/03/2023
Exercise Price | $	$ 2.80			$ 2.82
Opening Balance	200,000	200,000
Granted No. (during the year)				200,000	200,000
Closing Balance	200,000	200,000		200,000	200,000
Vested and exercisable No (end of year)	200,000			200,000
Series 35 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	30/06/2016	30/06/2016		30/06/2016	30/06/2016	30/06/2016	30/06/2016
Expiry Date	18/01/2021	18/01/2021		18/01/2021	18/01/2021	18/01/2021	18/01/2021
Exercise Price | $	$ 2.20			$ 2.22		$ 2.22
Opening Balance	1,500,000	1,500,000		1,500,000	1,500,000
Granted No. (during the year)						1,500,000	1,500,000
Closing Balance	1,500,000	1,500,000		1,500,000	1,500,000	1,500,000	1,500,000
Vested and exercisable No (end of year)	1,500,000
Series 36 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	6/12/2016	6/12/2016		6/12/2016	6/12/2016
Expiry Date	5/12/2023	5/12/2023		5/12/2023	5/12/2023
Exercise Price | $	$ 1.31			$ 1.33
Opening Balance	2,045,000	2,045,000
Granted No. (during the year)				2,095,000	2,095,000
Exercised No. (during the year)	(33,333)	(33,333)
Lapsed/Cancelled No. (during the year)	(126,667)	(126,667)		(50,000)	(50,000)
Closing Balance	1,885,000	1,885,000		2,045,000	2,045,000
Vested and exercisable No (end of year)	611,666
Series 36a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	6/12/2016	6/12/2016		6/12/2016	6/12/2016
Expiry Date	5/12/2023	5/12/2023		5/12/2023	5/12/2023
Exercise Price | $	$ 1.19			$ 1.21
Opening Balance	4,400,000	4,400,000
Granted No. (during the year)				4,400,000	4,400,000
Closing Balance	4,400,000	4,400,000		4,400,000	4,400,000
Vested and exercisable No (end of year)	1,495,002			816,667
Series 36b | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	13/01/2017	13/01/2017		13/01/2017	13/01/2017
Expiry Date	12/01/2024	12/01/2024		12/01/2024	12/01/2024
Exercise Price | $	$ 1.65			$ 1.67
Opening Balance	450,000	450,000
Granted No. (during the year)				450,000	450,000
Lapsed/Cancelled No. (during the year)	(150,000)	(150,000)
Closing Balance	300,000	300,000		450,000	450,000
Vested and exercisable No (end of year)	300,000			150,000
Series 37 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	28/06/2017	28/06/2017
Expiry Date	27/06/2024	27/06/2024
Exercise Price | $	$ 2.23
Granted No. (during the year)	300,000	300,000
Closing Balance	300,000	300,000
Vested and exercisable No (end of year)	100,000
Series 38 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	16/09/2017	16/09/2017
Expiry Date	15/09/2024	15/09/2024
Exercise Price | $	$ 1.54
Granted No. (during the year)	100,000	100,000
Closing Balance	100,000	100,000
Series 38 A | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	16/09/2017	16/09/2017
Expiry Date	15/09/2024	15/09/2024
Exercise Price | $	$ 1.40
Granted No. (during the year)	150,000	150,000
Closing Balance	150,000	150,000
Series 39 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	13/10/2017	13/10/2017
Expiry Date	12/10/2024	12/10/2024
Exercise Price | $	$ 1.94
Granted No. (during the year)	2,310,000	2,310,000
Lapsed/Cancelled No. (during the year)	(95,000)	(95,000)
Closing Balance	2,215,000	2,215,000
Series 39 A | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	13/10/2017	13/10/2017
Expiry Date	12/10/2024	12/10/2024
Exercise Price | $	$ 1.76
Granted No. (during the year)	2,000,000	2,000,000
Lapsed/Cancelled No. (during the year)	(100,000)	(100,000)
Closing Balance	1,900,000	1,900,000
Vested and exercisable No (end of year)	200,000
Series 40 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	24/11/2017	24/11/2017
Expiry Date	23/11/2024	23/11/2024
Exercise Price | $	$ 1.41
Granted No. (during the year)	750,000	750,000
Closing Balance	750,000	750,000
Series 40 A | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date	24/11/2017	24/11/2017
Expiry Date	23/11/2024	23/11/2024
Exercise Price | $	$ 1.28
Granted No. (during the year)	750,000	750,000
Closing Balance	750,000	750,000
Series INC | USD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date				7/12/2010	7/12/2010	7/12/2010	7/12/2010
Expiry Date				25/04/2017	25/04/2017	25/04/2017	25/04/2017
Exercise Price | $				$ 0.444		$ 0.444
Opening Balance				127,956	127,956	127,956	127,956
Exercised No. (during the year)				(127,956)	(127,956)
Closing Balance						127,956	127,956	127,956
Vested and exercisable No (end of year)						127,956
Series INC | USD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date				7/12/2010	7/12/2010	7/12/2010	7/12/2010
Expiry Date				2/05/2017	2/05/2017	2/05/2017	2/05/2017
Exercise Price | $				$ 0.444		$ 0.444
Opening Balance				127,956	127,956	127,956	127,956
Exercised No. (during the year)				(127,956)	(127,956)
Closing Balance						127,956	127,956	127,956
Vested and exercisable No (end of year)						127,956
Series 16/LF2 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date				24/02/2012	24/02/2012	24/02/2012	24/02/2012
Expiry Date				23/02/2017	23/02/2017	23/02/2017	23/02/2017
Exercise Price | $				$ 8.480		$ 8.48
Opening Balance				340,000	340,000	340,000	340,000
Lapsed/Cancelled No. (during the year)				(340,000)	(340,000)
Closing Balance						340,000	340,000	340,000
Vested and exercisable No (end of year)						340,000
Series 18/LF4 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date				21/09/2012-29/10/2012	21/09/2012-29/10/2012	21/09/2012-29/10/2012	21/09/2012-29/10/2012
Expiry Date				30/06/2017	30/06/2017	30/06/2017	30/06/2017
Exercise Price | $				$ 6.70		$ 6.70
Opening Balance				1,948,333	1,948,333	2,276,667	2,276,667
Lapsed/Cancelled No. (during the year)				(1,948,333)	(1,948,333)	(328,334)	(328,334)
Closing Balance						1,948,333	1,948,333	2,276,667
Vested and exercisable No (end of year)						1,948,333
Series 23a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date				26/11/2013	26/11/2013	26/11/2013	26/11/2013
Expiry Date				10/10/2018	10/10/2018	10/10/2018	10/10/2018
Exercise Price | $				$ 6.20		$ 6.20
Opening Balance				33,333	33,333	50,000	50,000
Lapsed/Cancelled No. (during the year)				(33,333)	(33,333)	(16,667)	(16,667)
Closing Balance						33,333	33,333	50,000
Vested and exercisable No (end of year)						33,333
Series 24 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date				17/12/2013	17/12/2013	17/12/2013	17/12/2013
Expiry Date				16/12/2018	16/12/2018	16/12/2018	16/12/2018
Exercise Price | $				$ 6.25		$ 6.25
Opening Balance				25,000	25,000	148,333	148,333
Lapsed/Cancelled No. (during the year)				(25,000)	(25,000)	(123,333)	(123,333)
Closing Balance						25,000	25,000	148,333
Vested and exercisable No (end of year)						16,666
Series 25 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date				1/07/2014	1/07/2014	1/07/2014	1/07/2014
Expiry Date				6/04/2019	6/04/2019	6/04/2019	6/04/2019
Exercise Price | $				$ 5.80		$ 5.80
Opening Balance				10,000	10,000	15,000	15,000
Lapsed/Cancelled No. (during the year)				(10,000)	(10,000)	(5,000)	(5,000)
Closing Balance						10,000	10,000	15,000
Vested and exercisable No (end of year)						10,000
Series 26/LF11 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date				24/07/2014	24/07/2014	24/07/2014	24/07/2014
Expiry Date				23/07/2019	23/07/2019	23/07/2019	23/07/2019
Exercise Price | $				$ 4.71		$ 4.71
Opening Balance				125,000	125,000	215,000	215,000
Lapsed/Cancelled No. (during the year)				(125,000)	(125,000)	(90,000)	(90,000)
Closing Balance						125,000	125,000	215,000
Vested and exercisable No (end of year)						41,667
Series 27(ii) | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date				4/08/2014	4/08/2014	4/08/2014	4/08/2014
Expiry Date				3/08/2019	3/08/2019	3/08/2019	3/08/2019
Exercise Price | $				$ 4.60		$ 4.60
Opening Balance				50,000	50,000	50,000	50,000
Lapsed/Cancelled No. (during the year)				(50,000)	(50,000)
Closing Balance						50,000	50,000	50,000
Vested and exercisable No (end of year)						16,667
Series 31a | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date				27/04/2015	27/04/2015	27/04/2015	27/04/2015
Expiry Date				16/02/2020	16/02/2020	16/02/2020	16/02/2020
Exercise Price | $				$ 4.73		$ 4.73
Opening Balance				20,000	20,000	20,000	20,000
Lapsed/Cancelled No. (during the year)				(20,000)	(20,000)
Closing Balance						20,000	20,000	20,000
Vested and exercisable No (end of year)						6,667
Series INC | USD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date						7/12/2010	7/12/2010
Expiry Date						7/07/2015	7/07/2015
Exercise Price | $						$ 0.046
Opening Balance						287,903	287,903
Exercised No. (during the year)						(287,903)	(287,903)
Closing Balance								287,903
Series 13 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date						22/09/2010	22/09/2010
Expiry Date						21/09/2015	21/09/2015
Exercise Price | $						$ 2.64
Opening Balance						135,000	135,000
Exercised No. (during the year)						(135,000)	(135,000)
Closing Balance								135,000
Series 14 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date						29/11/2010	29/11/2010
Expiry Date						29/11/2015	29/11/2015
Exercise Price | $						$ 3.48
Opening Balance						1,453,350	1,453,350
Lapsed/Cancelled No. (during the year)						(1,453,350)	(1,453,350)
Closing Balance								1,453,350
Series 15/LF1 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date						22/12/2011	22/12/2011
Expiry Date						30/06/2016	30/06/2016
Exercise Price | $						$ 7.99
Opening Balance						3,413,334	3,413,334
Lapsed/Cancelled No. (during the year)						(3,413,334)	(3,413,334)
Closing Balance								3,413,334
Series 31 | AUD
Disclosure Of Reconciliation Of Outstanding Share Based Payments [Line Items]
Grant Date						16/03/2015	16/03/2015
Expiry Date						16/02/2020	16/02/2020
Exercise Price | $						$ 4.73
Opening Balance						60,000	60,000
Lapsed/Cancelled No. (during the year)						(60,000)	(60,000)
Closing Balance								60,000